UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio

May 31, 2011
 unaudited

Bonds & notes — 93.42%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 37.59%
U.S. Treasury 4.50% 2011	$24,500	$25,035
U.S. Treasury 5.125% 2011	15,000	15,061
U.S. Treasury 0.625% 2012	27,500	27,616
U.S. Treasury 4.25% 2012	78,500	82,670
U.S. Treasury 4.50% 2012	125,000	129,472
U.S. Treasury 4.625% 2012	20,000	21,021
U.S. Treasury 4.75% 2012	30,000	31,351
U.S. Treasury 4.875% 2012	95,000	98,165
U.S. Treasury 0.75% 2013	39,900	40,148
U.S. Treasury 1.00% 2013	39,800	40,197
U.S. Treasury 1.375% 2013	39,500	40,168
U.S. Treasury 1.50% 2013	14,300	14,615
U.S. Treasury 1.875% 20131	41,659	44,802
U.S. Treasury 2.75% 2013	38,200	40,195
U.S. Treasury 2.75% 2013	25,000	26,045
U.S. Treasury 3.125% 2013	209,000	221,147
U.S. Treasury 3.375% 2013	86,750	92,165
U.S. Treasury 3.375% 2013	33,050	35,046
U.S. Treasury 3.625% 2013	52,750	56,045
U.S. Treasury 4.25% 2013	121,680	131,699
U.S. Treasury 1.875% 2014	35,000	36,132
U.S. Treasury 2.125% 2014	38,700	40,130
U.S. Treasury 2.25% 2014	166,000	173,236
U.S. Treasury 2.00% 20141	12,876	14,017
U.S. Treasury 2.625% 2014	188,250	198,692
U.S. Treasury 2.625% 2014	38,100	40,237
U.S. Treasury 4.00% 2014	149,500	162,885
U.S. Treasury 4.25% 2014	36,200	40,244
U.S. Treasury 1.25% 2015	15,000	14,917
U.S. Treasury 1.75% 2015	100,000	101,824
U.S. Treasury 1.625% 20151	21,615	23,587
U.S. Treasury 1.875% 20151	14,357	15,928
U.S. Treasury 2.25% 2015	96,600	100,676
U.S. Treasury 2.375% 2015	38,400	40,116
U.S. Treasury 2.50% 2015	38,300	40,231
U.S. Treasury 4.125% 2015	86,100	95,857
U.S. Treasury 4.25% 2015	59,500	66,686
U.S. Treasury 2.00% 2016	25,000	25,413
U.S. Treasury 2.375% 2016	50,000	51,791
U.S. Treasury 4.50% 2016	87,500	99,364
U.S. Treasury 5.125% 2016	96,500	112,652
U.S. Treasury 7.50% 2016	40,000	51,867
U.S. Treasury 4.25% 2017	50,000	56,317
U.S. Treasury 4.50% 2017	20,000	22,809
U.S. Treasury 4.625% 2017	115,000	131,868
U.S. Treasury 8.75% 2017	25,000	34,555
U.S. Treasury 3.50% 2018	142,500	153,655
U.S. Treasury 4.00% 2018	10,000	11,077
U.S. Treasury 3.50% 2020	35,000	36,798
U.S. Treasury 3.625% 2020	10,000	10,651
U.S. Treasury 8.750% 2020	15,000	22,123
U.S. Treasury 1.125% 20211	12,765	13,216
U.S. Treasury 8.00% 2021	20,000	28,825
U.S. Treasury 7.125% 2023	15,000	20,590
		3,301,629

CORPORATE BONDS & NOTES — 24.65%
Financials — 9.10%
Morgan Stanley, Series F, 2.875% 2014	7,250	7,411
Morgan Stanley 6.00% 2014	2,365	2,597
Morgan Stanley 4.10% 2015	4,000	4,170
Morgan Stanley, Series F, 6.00% 2015	3,635	4,037
Morgan Stanley 3.80% 2016	11,500	11,569
Morgan Stanley, Series F, 5.75% 2021	5,000	5,239
Citigroup Inc. 1.111% 20132	5,250	5,280
Citigroup Inc. 4.587% 2015	15,675	16,687
Citigroup Inc. 4.75% 2015	7,000	7,517
Citigroup Inc. 6.01% 2015	4,750	5,270
Société Générale 2.20% 20133	15,300	15,429
Société Générale 3.10% 20153	7,000	7,058
Société Générale 3.50% 20163	7,000	7,040
Société Générale 5.75% 20163	4,200	4,505
JPMorgan Chase & Co. 4.75% 2013	6,000	6,403
JPMorgan Chase & Co. 3.40% 2015	6,000	6,208
JPMorgan Chase & Co. 2.60% 2016	7,000	6,912
JPMorgan Chase & Co. 3.45% 2016	7,000	7,156
JPMorgan Chase & Co. 4.625% 2021	7,000	7,039
Kimco Realty Corp. 6.00% 2012	1,250	1,330
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,285	1,370
Kimco Realty Corp., Series C, 4.82% 2014	795	856
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,613
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,658
Kimco Realty Corp. 5.70% 2017	5,500	6,197
Kimco Realty Corp. 6.875% 2019	2,000	2,350
Countrywide Financial Corp., Series B, 5.80% 2012	12,750	13,355
Bank of America Corp. 4.50% 2015	5,000	5,297
Bank of America Corp., Series L, 3.625% 2016	7,000	7,074
Bank of America Corp. 5.75% 2017	5,070	5,505
HSBC Finance Corp. 0.528% 20142	2,250	2,218
HSBC Bank PLC 2.00% 20143	8,000	8,084
HSBC Bank PLC 3.50% 20153	10,000	10,365
HSBC Finance Corp. 0.741% 20162	4,400	4,219
HSBC Bank USA, NA 4.875% 2020	6,000	6,070
Paribas, New York Branch 6.95% 2013	5,000	5,492
BNP Paribas 1.19% 20142	7,000	7,036
BNP Paribas 3.60% 2016	7,000	7,165
BNP Paribas 5.00% 2021	10,000	10,220
Goldman Sachs Group, Inc. 3.625% 2012	2,125	2,190
Goldman Sachs Group, Inc. 3.625% 2016	16,000	16,062
Goldman Sachs Group, Inc. 6.15% 2018	8,560	9,398
Goldman Sachs Group, Inc. 5.375% 2020	1,475	1,524
Simon Property Group, LP 6.75% 2014	5,655	6,432
Simon Property Group, LP 4.20% 2015	9,430	10,167
Simon Property Group, LP 6.10% 2016	7,000	8,068
Simon Property Group, LP 5.875% 2017	2,500	2,853
Simon Property Group, LP 10.35% 2019	750	1,060
MetLife Global Funding I 5.125% 20133	15,250	16,284
MetLife Global Funding I 2.50% 20153	12,000	12,009
Nordea Bank 2.125% 20143	8,000	8,091
Nordea Bank, Series 2, 3.70% 20143	18,000	18,921
Royal Bank of Scotland PLC 3.40% 2013	7,000	7,183
Royal Bank of Scotland PLC 3.95% 2015	7,000	7,107
Royal Bank of Scotland Group PLC 5.05% 2015	7,000	7,049
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,119
Westfield Group 5.40% 20123	7,500	7,918
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	5,000	5,466
Westfield Group 7.50% 20143	750	868
Westfield Group 5.75% 20153	5,000	5,590
Westfield Group 5.70% 20163	1,250	1,395
Westfield Group 7.125% 20183	1,000	1,182
WEA Finance LLC 4.625% 20213	2,510	2,510
Scotland International Finance No. 2 BV 4.25% 20133	1,195	1,206
Lloyds TSB Bank PLC 4.875% 2016	8,000	8,344
HBOS PLC 6.75% 20183	4,750	4,801
Lloyds TSB Bank PLC 6.375% 2021	8,750	9,279
Standard Chartered PLC 3.85% 20153	10,000	10,475
Standard Chartered PLC 3.20% 20163	8,000	8,039
Standard Chartered Bank 6.40% 20173	4,020	4,530
UBS AG 2.25% 2014	7,000	7,093
UBS AG 5.875% 2017	14,000	15,871
Monumental Global Funding 5.50% 20133	4,500	4,804
Monumental Global Funding III 0.478% 20142,3	9,140	8,835
Monumental Global Funding III 5.25% 20143	8,500	9,073
ProLogis 7.625% 2014	10,750	12,388
ProLogis 5.625% 2016	6,260	6,750
ProLogis 6.625% 2018	3,000	3,368
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	14,315
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,107
Wells Fargo & Co. 3.625% 2015	10,000	10,565
Wells Fargo & Co. 3.676% 2016	9,500	9,883
New York Life Global Funding 5.25% 20123	9,000	9,560
New York Life Global Funding 4.65% 20133	9,000	9,663
Jackson National Life Global 5.375% 20133	17,565	18,861
Barclays Bank PLC 5.45% 2012	4,000	4,234
Barclays Bank PLC 5.20% 2014	4,500	4,925
Barclays Bank PLC 6.05% 20173	4,140	4,468
Barclays Bank PLC 5.14% 2020	3,800	3,726
Australia & New Zealand Banking Group Ltd. 2.125% 20143	10,000	10,146
ANZ National (International) Ltd. 3.125% 20153	7,000	7,072
Westpac Banking Corp. 1.85% 2013	8,000	8,089
Westpac Banking Corp. 3.00% 2015	7,000	7,100
Northern Trust Corp. 5.50% 2013	6,500	7,161
Northern Trust Corp. 4.625% 2014	2,825	3,096
Northern Trust Corp. 5.85% 20173	2,750	3,141
Credit Suisse Group AG 2.20% 2014	8,000	8,146
Credit Suisse Group AG 5.50% 2014	3,000	3,329
TIAA Global Markets 4.95% 20133	10,000	10,799
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	10,284
ACE INA Holdings Inc. 2.60% 2015	10,090	10,169
Korea Development Bank 5.30% 2013	2,500	2,643
Korea Development Bank 8.00% 2014	5,350	6,168
Crédit Agricole CIB 0.833% 20122	7,500	7,499
Intesa Sanpaolo SpA 2.658% 20142,3	7,000	7,176
Toyota Motor Credit Corp. 1.375% 2013	7,000	7,050
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20153	7,000	7,010
ERP Operating LP 6.625% 2012	2,000	2,089
ERP Operating LP 5.25% 2014	4,000	4,414
PRICOA Global Funding I 5.30% 20133	5,000	5,442
Principal Life Insurance Co. 5.30% 2013	4,000	4,320
Sumitomo Mitsui Banking Corporation 3.15% 20153	3,445	3,535
UniCredito Italiano SpA 6.00% 20173	3,300	3,422
American Express Co. 6.15% 2017	2,900	3,338
US Bank NA 4.95% 2014	2,550	2,809
Liberty Mutual Group Inc. 5.75% 20143	1,500	1,600
Nationwide Mutual Insurance Co. 5.81% 20242,3	1,630	1,595
Boston Properties LP 6.25% 2013	977	1,055
Santander Issuances, SA Unipersonal 6.50% 20192,3	800	842
		799,149

Consumer staples — 2.30%
PepsiCo, Inc. 0.875% 2013	5,000	5,000
PepsiCo, Inc. 3.10% 2015	6,000	6,313
PepsiCo, Inc. 2.50% 2016	16,000	16,175
Anheuser-Busch InBev NV 7.20% 2014	10,000	11,457
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,420
Anheuser-Busch InBev NV 4.125% 2015	7,500	8,092
Coca-Cola Co. 3.625% 2014	10,000	10,745
Coca-Cola Co. 1.50% 2015	10,000	9,836
Coca-Cola Co. 3.15% 2020	6,285	6,112
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,133
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,091
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,321
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,170
Wal-Mart Stores, Inc. 5.80% 2018	740	859
Kroger Co. 7.50% 2014	6,030	6,902
Kroger Co. 3.90% 2015	5,250	5,575
Kroger Co. 6.40% 2017	2,500	2,963
Walgreen Co. 4.875% 2013	10,500	11,406
Costco Wholesale Corp. 5.30% 2012	10,700	11,129
Kraft Foods Inc. 2.625% 2013	9,830	10,126
Unilever Capital Corp. 3.65% 2014	7,500	8,043
British American Tobacco International Finance PLC 9.50% 20183	5,910	8,039
Procter & Gamble Co. 3.50% 2015	7,500	8,034
Tesco PLC 5.50% 20173	6,840	7,804
General Mills, Inc. 0.611% 20142	7,500	7,519
Kimberly-Clark Corp. 7.50% 2018	4,500	5,711
Altria Group, Inc. 8.50% 2013	4,000	4,670
		201,645

Utilities — 2.26%
Iberdrola Finance Ireland 3.80% 20143	20,000	20,760
Scottish Power PLC 5.375% 2015	4,000	4,335
Iberdrola Finance Ireland 5.00% 20193	5,000	5,018
Niagara Mohawk Power 3.553% 20143	11,170	11,689
National Grid PLC 6.30% 2016	10,990	12,704
National Rural Utilities Cooperative Finance Corp. 1.125% 2013	6,000	6,012
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	13,123
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	536
Pacific Gas and Electric Co. 6.25% 2013	12,250	13,721
PG&E Corp. 5.75% 2014	5,000	5,542
Progress Energy, Inc. 6.05% 2014	16,500	18,481
Enel Finance International SA 3.875% 20143	15,550	16,344
E.ON International Finance BV 5.80% 20183	13,000	14,782
Electricité de France SA 5.50% 20143	10,000	11,062
Veolia Environnement 5.25% 2013	8,350	8,981
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,795
Teco Finance, Inc. 4.00% 2016	6,000	6,289
Duke Energy Indiana, Inc. 3.75% 2020	5,000	5,010
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	558
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,614
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,094
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,105
Public Service Co. of Colorado 5.80% 2018	2,250	2,594
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,500	1,725
		198,874

Energy — 2.25%
Shell International Finance BV 1.30% 2011	7,500	7,525
Shell International Finance BV 1.875% 2013	17,000	17,381
Shell International Finance BV 4.00% 2014	25,000	26,957
StatoilHydro ASA 2.90% 2014	3,110	3,265
StatoilHydro ASA 3.875% 2014	4,750	5,111
Statoil ASA 3.125% 2017	22,000	22,287
BP Capital Markets PLC 3.125% 2012	18,500	18,849
BP Capital Markets PLC 3.625% 20143	2,000	2,105
BP Capital Markets PLC 3.875% 2015	2,500	2,643
Total Capital Canada Ltd. 1.625% 2014	5,000	5,086
Total Capital SA 3.00% 2015	7,000	7,315
Total Capital SA 2.30% 2016	8,000	8,028
Chevron Corp. 3.95% 2014	18,000	19,466
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	5,448
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	5,517
Kinder Morgan Energy Partners LP 3.50% 2016	7,000	7,227
BG Energy Capital PLC 2.50% 20153	7,000	7,026
Husky Energy Inc. 5.90% 2014	6,000	6,723
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,963
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,352
Rockies Express Pipeline LLC 6.25% 20133	4,700	5,059
Enbridge Inc. 5.60% 2017	2,500	2,843
		197,176

Health care — 2.23%
Novartis Capital Corp. 1.90% 2013	5,000	5,116
Novartis Capital Corp. 4.125% 2014	17,500	18,887
Novartis Capital Corp. 2.90% 2015	10,000	10,433
Novartis Securities Investment Ltd. 5.125% 2019	5,000	5,588
Roche Holdings Inc. 5.00% 20143	18,734	20,612
Roche Holdings Inc. 6.00% 20193	5,000	5,854
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	13,482
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	11,483
Pfizer Inc 5.35% 2015	10,000	11,359
Pfizer Inc 6.20% 2019	5,000	5,911
Merck & Co., Inc. 1.875% 2011	7,555	7,565
Schering-Plough Corp. 6.00% 2017	7,945	9,439
Eli Lilly and Co. 3.55% 2012	12,750	13,067
Abbott Laboratories 2.70% 2015	6,500	6,747
Abbott Laboratories 5.875% 2016	3,225	3,771
Sanofi-aventis SA 0.618% 20142	10,000	10,051
WellPoint, Inc. 6.00% 2014	4,400	4,917
WellPoint, Inc. 5.25% 2016	3,000	3,368
AstraZeneca PLC 5.40% 2012	7,000	7,434
Medco Health Solutions, Inc. 2.75% 2015	5,835	5,900
UnitedHealth Group Inc. 6.00% 2017	4,750	5,463
Johnson & Johnson 0.348% 20142	5,000	5,012
Express Scripts Inc. 5.25% 2012	3,160	3,297
Express Scripts Inc. 6.25% 2014	1,010	1,142
		195,898

Industrials — 1.94%
Canadian National Railway Co. 4.95% 2014	17,850	19,569
Canadian National Railway Co. 5.85% 2017	7,000	8,210
Union Pacific Corp. 5.125% 2014	6,125	6,736
Union Pacific Corp. 5.75% 2017	1,515	1,756
Union Pacific Corp. 5.70% 2018	7,465	8,587
Union Pacific Corp. 4.00% 2021	7,000	7,178
Burlington Northern Santa Fe LLC 7.00% 2014	13,480	15,418
General Electric Co. 5.00% 2013	2,000	2,134
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,381
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,356
Honeywell International Inc. 3.875% 2014	10,100	10,891
Northrop Grumman Corp. 3.70% 2014	9,500	10,104
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.66% 20152,4	9,487	9,070
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,4,5	2,741	2,784
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,4,5	1,256	1,350
BAE Systems Holdings Inc. 4.95% 20143	4,500	4,849
United Technologies Corp. 4.50% 2020	8,215	8,806
Norfolk Southern Corp. 5.75% 2016	7,190	8,214
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,448
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,063
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	4,235
Lockheed Martin Corp. 4.121% 2013	5,000	5,294
Volvo Treasury AB 5.95% 20153	4,300	4,798
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,562
Atlas Copco AB 5.60% 20173	4,000	4,492
CSX Corp. 5.75% 2013	1,635	1,766
		170,051

Telecommunication services — 1.79%
Verizon Communications Inc. 5.25% 2013	7,200	7,759
Verizon Communications Inc. 7.375% 2013	5,000	5,705
Verizon Communications Inc. 5.55% 2014	11,170	12,346
Verizon Communications Inc. 3.00% 2016	13,000	13,304
France Télécom 4.375% 2014	11,995	13,073
France Télécom 2.125% 2015	13,150	13,183
Telecom Italia Capital SA 4.95% 2014	7,225	7,656
Telecom Italia Capital SA 6.175% 2014	9,000	9,852
Telecom Italia Capital SA 5.25% 2015	7,000	7,426
Vodafone Group PLC 5.00% 2015	5,000	5,534
Vodafone Group PLC 5.375% 2015	12,000	13,438
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,168
Telefónica Emisiones, SAU 4.949% 2015	5,000	5,382
Telefónica Emisiones, SAU 3.992% 2016	7,500	7,687
AT&T Inc. 4.95% 2013	8,250	8,779
AT&T Inc. 2.95% 2016	8,000	8,124
Singapore Telecommunications Ltd. 6.375% 20113	7,000	7,184
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,477
		157,077

Consumer discretionary — 1.63%
Time Warner Cable Inc. 6.20% 2013	12,000	13,204
Time Warner Cable Inc. 7.50% 2014	5,430	6,281
Time Warner Cable Inc. 8.25% 2014	1,000	1,169
Volkswagen International Finance NV 1.625% 20133	5,000	5,046
Volkswagen International Finance NV 0.917% 20142,3	15,000	15,064
Comcast Corp. 5.30% 2014	2,000	2,204
Comcast Corp. 5.85% 2015	3,000	3,409
Comcast Corp. 6.30% 2017	9,000	10,481
NBC Universal, Inc. 2.10% 20143	7,500	7,610
NBC Universal, Inc. 2.875% 20163	7,000	7,028
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,050	3,093
Daimler Finance NA LLC 1.95% 20143	7,500	7,572
News America Inc. 6.90% 2019	8,500	10,116
Lowe’s Companies, Inc. 4.625% 2020	8,500	9,138
Time Warner Inc. 4.75% 2021	8,750	8,939
Home Depot, Inc. 4.40% 2021	7,500	7,665
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,309
Nordstrom, Inc. 6.75% 2014	4,180	4,809
Target Corp. 6.00% 2018	4,055	4,775
Thomson Reuters Corp. 5.95% 2013	4,130	4,542
Kohl’s Corp. 7.375% 2011	4,175	4,280
Staples, Inc. 9.75% 2014	1,000	1,199
		142,933

Information technology — 0.83%
Cisco Systems, Inc. 0.559% 20142	24,300	24,408
Cisco Systems, Inc. 2.90% 2014	5,500	5,794
International Business Machines Corp. 0.853% 20112	5,000	5,007
International Business Machines Corp. 2.00% 2016	7,000	6,995
International Business Machines Corp. 5.70% 2017	5,000	5,848
Hewlett-Packard Co. 0.654% 20142	5,000	5,000
Hewlett-Packard Co. 2.65% 2016	4,985	5,025
National Semiconductor Corp. 6.15% 2012	6,500	6,812
National Semiconductor Corp. 6.60% 2017	2,500	2,992
Google Inc. 1.25% 2014	5,000	5,026
		72,907

Materials — 0.32%
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,045
ArcelorMittal 3.75% 2015	7,000	7,201
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,553
Anglo American Capital PLC 2.15% 20133	4,525	4,594
		28,393

Total corporate bonds & notes		2,164,103

MORTGAGE-BACKED OBLIGATIONS — 18.02%
Federal agency mortgage-backed obligations4 — 15.39%
Fannie Mae 7.00% 2015	448	484
Fannie Mae 7.00% 2016	341	371
Fannie Mae 11.50% 2019	105	114
Fannie Mae 4.50% 2023	20,106	21,374
Fannie Mae 4.00% 2024	16,284	17,086
Fannie Mae 4.00% 2024	6,323	6,612
Fannie Mae 4.00% 2024	5,024	5,253
Fannie Mae 4.50% 2024	28,803	30,544
Fannie Mae 6.00% 2024	1,899	2,100
Fannie Mae 3.00% 2025	17,388	17,333
Fannie Mae 3.00% 2025	10,252	10,220
Fannie Mae 3.50% 2025	31,012	31,669
Fannie Mae 3.50% 2025	28,039	28,633
Fannie Mae 3.50% 2025	19,071	19,475
Fannie Mae 3.50% 2025	18,416	18,806
Fannie Mae 3.50% 2025	16,732	17,086
Fannie Mae 3.50% 2025	15,310	15,634
Fannie Mae 3.50% 2025	13,792	14,085
Fannie Mae 3.50% 2025	11,135	11,371
Fannie Mae 3.50% 2025	9,634	9,838
Fannie Mae 3.50% 2025	9,029	9,220
Fannie Mae 3.50% 2025	4,673	4,772
Fannie Mae 3.50% 2025	2,929	2,991
Fannie Mae 3.50% 2026	14,731	15,047
Fannie Mae 3.50% 2026	2,617	2,671
Fannie Mae 4.00% 2026	14,371	15,001
Fannie Mae 4.50% 2026	59,160	62,737
Fannie Mae 4.50% 2026	30,250	31,985
Fannie Mae 6.00% 2026	1,328	1,469
Fannie Mae 9.082% 20262	391	448
Fannie Mae 6.00% 2028	3,753	4,138
Fannie Mae 6.00% 2028	1,494	1,646
Fannie Mae 6.00% 2028	1,242	1,370
Fannie Mae 6.50% 2034	3,904	4,417
Fannie Mae 5.50% 2036	3,758	4,088
Fannie Mae 5.50% 2037	21,118	22,941
Fannie Mae 5.511% 20372	2,441	2,586
Fannie Mae 6.00% 2037	10,003	11,002
Fannie Mae 6.00% 2037	9,747	10,800
Fannie Mae 6.00% 2037	927	1,022
Fannie Mae 7.00% 2037	1,220	1,358
Fannie Mae 7.50% 2037	262	292
Fannie Mae 5.48% 20382	1,295	1,394
Fannie Mae 5.487% 20382	2,169	2,295
Fannie Mae 5.50% 2038	14,902	16,224
Fannie Mae 5.50% 2038	4,799	5,208
Fannie Mae 6.00% 2038	31,720	34,878
Fannie Mae 6.00% 2038	12,783	14,084
Fannie Mae 6.00% 2038	9,428	10,387
Fannie Mae 6.00% 2038	3,278	3,612
Fannie Mae 3.558% 20392	6,610	6,962
Fannie Mae 3.612% 20392	2,968	3,120
Fannie Mae 3.674% 20392	1,028	1,084
Fannie Mae 3.75% 20392	2,915	3,068
Fannie Mae 3.773% 20392	5,862	6,174
Fannie Mae 3.816% 20392	3,310	3,471
Fannie Mae 3.817% 20392	1,915	2,023
Fannie Mae 3.847% 20392	2,017	2,137
Fannie Mae 3.904% 20392	581	613
Fannie Mae 3.934% 20392	2,309	2,449
Fannie Mae 3.94% 20392	7,577	8,030
Fannie Mae 5.114% 20392	2,281	2,429
Fannie Mae 6.00% 2039	19,512	21,461
Fannie Mae 6.00% 2039	2,221	2,443
Fannie Mae 6.50% 2039	2,270	2,559
Fannie Mae 4.00% 2040	29,601	29,856
Fannie Mae 4.00% 2040	24,868	25,082
Fannie Mae 4.00% 2040	24,803	25,017
Fannie Mae 4.00% 2040	24,672	24,915
Fannie Mae 4.50% 2040	447	466
Fannie Mae 4.50% 2040	426	444
Fannie Mae 4.50% 2040	337	352
Fannie Mae 4.50% 2040	123	128
Fannie Mae 4.50% 2040	122	128
Fannie Mae 4.50% 2040	40	41
Fannie Mae 4.50% 2040	30	31
Fannie Mae 5.00% 2040	21,976	23,439
Fannie Mae 5.00% 2040	10,717	11,430
Fannie Mae 5.00% 2040	9,718	10,364
Fannie Mae 5.50% 2040	6,528	7,086
Fannie Mae 5.50% 2040	5,681	6,166
Fannie Mae 4.00% 2041	20,500	21,301
Fannie Mae 4.50% 2041	50,000	51,953
Fannie Mae 4.50% 2041	7,532	7,853
Fannie Mae 4.50% 2041	2,302	2,400
Fannie Mae 4.50% 2041	648	676
Fannie Mae 4.50% 2041	468	488
Fannie Mae 4.50% 2041	348	363
Fannie Mae 4.50% 2041	89	93
Fannie Mae 4.50% 2041	60	62
Fannie Mae 5.00% 2041	36,650	38,883
Fannie Mae 5.00% 2041	30,205	32,355
Fannie Mae 5.00% 2041	27,973	29,965
Fannie Mae 5.00% 2041	27,013	28,756
Fannie Mae 5.00% 2041	17,929	19,206
Fannie Mae 5.00% 2041	10,031	10,745
Fannie Mae 5.00% 2041	8,451	9,053
Fannie Mae 5.00% 2041	7,458	7,989
Fannie Mae 5.50% 2041	15,150	16,381
Fannie Mae 7.00% 2047	364	405
Fannie Mae 7.00% 2047	73	82
Fannie Mae, Series 2001-4, Class GA, 9.872% 20252	367	428
Fannie Mae, Series 2001-4, Class NA, 11.632% 20252	632	712
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	956	1,125
Fannie Mae, Series 2001-20, Class D, 11.035% 20312	69	78
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	4,482	4,775
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	3,644	3,177
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	15,958	17,763
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	5,027	5,630
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	8,655	7,753
Fannie Mae, Series 2007-114, Class A7, 0.394% 20372	12,500	12,080
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	6,916	7,597
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	241	276
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	185	206
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	983	1,132
Freddie Mac 5.00% 2023	6,071	6,503
Freddie Mac 5.00% 2023	2,039	2,184
Freddie Mac 5.00% 2024	1,418	1,523
Freddie Mac 4.50% 2025	22,373	23,724
Freddie Mac 6.00% 2026	441	487
Freddie Mac 6.00% 2026	175	193
Freddie Mac 6.50% 2027	2,851	3,223
Freddie Mac 5.694% 20372	2,640	2,817
Freddie Mac 6.00% 2037	2,123	2,354
Freddie Mac 6.00% 2037	795	881
Freddie Mac 5.00% 2038	3	3
Freddie Mac 5.419% 20382	2,324	2,456
Freddie Mac 5.50% 2038	3,933	4,269
Freddie Mac 5.508% 20382	8,972	9,629
Freddie Mac 6.50% 2038	6,513	7,333
Freddie Mac 3.571% 20392	3,966	4,128
Freddie Mac 3.876% 20392	2,292	2,418
Freddie Mac 4.50% 2039	3,942	4,099
Freddie Mac, Series 1567, Class A, 0.65% 20232	51	51
Freddie Mac, Series 2626, Class NG, 3.50% 2023	720	747
Freddie Mac, Series T-041, Class 3-A, 7.079% 20322	443	508
Freddie Mac, Series 3061, Class PN, 5.50% 2035	10,050	11,094
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	7,419	6,386
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,662	3,211
Freddie Mac, Series 3156, Class NG, 6.00% 2036	5,089	5,723
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	1,668	1,483
Freddie Mac, Series 3271, Class OA, 6.00% 2037	5,926	6,669
Government National Mortgage Assn. 4.00% 2039	2,875	2,953
Government National Mortgage Assn. 3.50% 2040	5,803	5,708
Government National Mortgage Assn. 4.00% 2040	10,028	10,302
Government National Mortgage Assn. 4.00% 2040	7,957	8,173
Government National Mortgage Assn. 4.00% 2040	1,518	1,559
Government National Mortgage Assn. 4.00% 2040	994	1,022
Government National Mortgage Assn. 4.50% 2040	48,260	51,190
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	4,161	4,197
		1,352,080

Commercial mortgage-backed securities4 — 1.88%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	1,513	1,523
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,561
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.30% 20372	3,566	3,650
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	2,988	3,032
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	5,042
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20422	1,000	1,041
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	9,450	9,723
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.742% 20492	5,000	5,516
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	1,046
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.644% 20362	2,000	1,979
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,801	4,858
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 20383	2,000	1,888
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20382	165	165
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	13,500	14,392
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	18,524
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,189
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	6,250	6,709
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	1,000	1,086
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	1,000	1,081
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	7,500	8,091
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	12,000	12,682
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	9,199	9,520
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.328% 20392	2,000	1,928
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	2,168
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.314% 20452	2,000	2,068
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	1,464	1,468
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	538	561
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	894	896
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.269% 20442	5,000	5,478
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.87% 20452	6,500	6,840
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	6,000	6,309
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.621% 20312,3	16,874	297
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	126	126
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	3,882	4,037
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	3,000	3,240
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.202% 20422	1,570	1,616
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.733% 20422	1,000	1,050
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	1,166	1,167
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	753	757
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	526	528
		164,832

Other mortgage-backed securities4 — 0.63%
Bank of America 5.50% 20123	13,750	14,370
Compagnie de Financement Foncier 2.125% 20133	11,000	11,200
Bank of Montreal 2.85% 20153	7,500	7,770
Nationwide Building Society, Series 2007-2, 5.50% 20123	6,750	7,066
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20173	5,000	5,389
Northern Rock PLC 5.625% 20173	5,000	5,353
HBOS Treasury Services PLC 5.00% 20113	1,000	1,018
HBOS Treasury Services PLC 5.25% 20173	1,070	1,155
Royal Bank of Canada 3.125% 20153	1,000	1,049
Bank of Nova Scotia 1.45% 20133	1,000	1,013
		55,383

Collateralized mortgage-backed obligations (privately originated)4 — 0.12%
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.314% 20462	5,096	5,067
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 2.912% 20352	3,341	3,150
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	319	325
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	294	303
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	458	465
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,182	1,269
Paine Webber CMO, Series O, Class 5, 9.50% 2019	99	112
		10,691

Total mortgage-backed obligations		1,582,986

FEDERAL AGENCY BONDS & NOTES — 7.33%
Freddie Mac 0.163% 20112	20,000	20,006
Freddie Mac 1.75% 2012	25,000	25,381
Freddie Mac 2.125% 2012	25,000	25,553
Freddie Mac 1.625% 2013	65,000	66,403
Freddie Mac 2.50% 2014	14,300	14,960
Freddie Mac 5.00% 2014	10,000	11,221
Freddie Mac 5.50% 2016	2,920	3,422
Fannie Mae 2.00% 2012	20,000	20,214
Fannie Mae 2.50% 2014	5,250	5,491
Fannie Mae 2.625% 2014	9,000	9,436
Fannie Mae 2.75% 2014	20,000	21,026
Fannie Mae 3.00% 2014	8,250	8,758
Fannie Mae 1.625% 2015	20,000	19,979
Fannie Mae 2.375% 2015	25,000	25,885
Fannie Mae 5.375% 2016	2,080	2,425
Federal Home Loan Bank 3.375% 2011	5,000	5,010
Federal Home Loan Bank 1.125% 2012	28,250	28,493
Federal Home Loan Bank 1.75% 2012	25,000	25,446
Federal Home Loan Bank 4.625% 2012	20,000	21,162
Federal Home Loan Bank 5.375% 2016	1,420	1,657
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	7,250	7,351
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.261% 20122	25,000	25,034
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,212
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	8,000	8,165
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	7,000	7,102
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.559% 20122	15,000	15,075
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	22,750	23,207
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 3.25% 2011	7,000	7,107
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.547% 20122	15,000	15,043
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,239
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.51% 20122	20,000	20,047
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,500	15,953
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	27,000	27,595
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	7,000	7,205
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	7,250	7,355
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,265
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,500	10,665
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	9,700	9,900
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	7,500	7,708
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	7,250	7,467
United States Government Agency-Guaranteed (FDIC insured), Wells Fargo & Co. 3.00% 2011	7,250	7,358
Federal Agricultural Mortgage Corp. 5.50% 20113	4,665	4,692
Federal Agricultural Mortgage Corp. 5.125% 20173	1,070	1,186
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,243
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	5,000	5,078
CoBank ACB 0.91% 20222,3	935	836
		644,016

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 4.27%
Europe Government Agency-Guaranteed, Dexia Credit Local 0.535% 20122,3	15,000	14,988
Europe Government Agency-Guaranteed, Dexia Credit Local 2.00% 20133	12,000	12,018
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 20143	10,000	10,179
France Government Agency-Guaranteed, Société Finance 2.25% 20123	19,285	19,644
France Government Agency-Guaranteed, Société Finance 2.875% 20143	5,440	5,718
France Government Agency-Guaranteed, Société Finance 3.375% 20143	5,900	6,281
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 0.589% 20122,3	20,000	20,050
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	10,000	10,218
Province of Ontario, Series 1, 1.875% 2012	25,500	26,021
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	5,875	6,043
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 20143	1,045	1,092
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	14,000	15,028
Corporación Andina de Fomento 6.875% 2012	20,000	20,884
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	8,250	8,366
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,334
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	18,000	18,349
Denmark Government Agency-Guaranteed, Danske Bank 0.608% 20122,3	7,500	7,519
Denmark Government Agency-Guaranteed, Danske Bank 2.50% 20123	10,000	10,183
Polish Government 5.25% 2014	5,000	5,410
Polish Government 5.00% 2015	8,000	8,648
Polish Government 6.375% 2019	2,825	3,234
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	15,000	15,224
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	11,250	11,474
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	730	781
Swedish Government 1.00% 20143	10,600	10,611
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	9,680	9,856
Finland (Republic of) 1.25% 20153	10,000	9,851
European Investment Bank 3.125% 2014	9,250	9,816
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	9,000	9,638
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,543
Hungarian Government 6.25% 2020	8,000	8,488
Austrian Government 2.00% 20123	8,250	8,461
Croatian Government 6.75% 20193	3,500	3,761
Croatian Government 6.75% 2019	2,000	2,149
Asian Development Bank 2.75% 2014	5,100	5,372
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	5,312
KfW 4.00% 2020	5,000	5,312
Chilean Government 3.875% 2020	5,000	5,020
United Mexican States Government Global 5.875% 2014	3,500	3,874
		374,750

ASSET-BACKED OBLIGATIONS4 — 0.98%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	5,346
Chase Issuance Trust, Series 2006-8, Class A, 0.258% 20162	10,000	9,969
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	13,370
BA Credit Card Trust, Series 2006-6, Class A, 0.228% 20132	6,000	6,000
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	5,602	5,828
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	5,559	5,694
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,508	5,518
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,986	5,057
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	4,856	4,863
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,565
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	4,260	4,261
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	2,946	3,001
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,401
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	2,189	2,364
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20233,5	2,837	2,354
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	784	803
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,377	1,440
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	974	975
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	879	952
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	869	877
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	680	682
		86,320

MUNICIPALS — 0.58%
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	15,000	16,447
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	10,000	10,667
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,191
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,201
Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 2.616% 2015	4,500	4,633
		51,139

Total bonds & notes (cost: $7,895,398,000)		8,204,943

Preferred securities — 0.03%

U.S. GOVERNMENT AGENCY SECURITIES — 0.03%
US AgBank 6.11%2,3	4,000	2,695

Total preferred securities (cost: $3,985,000)		2,695

	Principal amount	Value
Short-term securities — 11.77%	(000)	(000)

Bank of America Corp. 0.09% due 6/1–6/13/2011	$183,400	$183,398
Fannie Mae 0.04%–0.13% due 6/15–9/26/2011	169,150	169,118
General Electric Co. 0.08%–0.11% due 6/7–6/13/2011	109,500	109,498
Coca-Cola Co. 0.12%–0.13% due 7/21–8/24/20113	80,000	79,978
Wal-Mart Stores, Inc. 0.09% due 6/10–6/27/20113	75,000	74,997
Jupiter Securitization Co., LLC 0.13%–0.16% due 6/6–7/1/20113	73,000	72,994
Procter & Gamble International Funding S.C.A. 0.08% due 6/9/20113	35,000	34,999
Procter & Gamble Co. 0.17% due 6/15/20113	24,900	24,898
ExxonMobil Corp. 0.07% due 6/13/2011	50,000	49,999
Federal Farm Credit Banks 0.20% due 6/6–6/9/2011	43,600	43,599
U.S. Treasury Bill 0.187% due 6/16/2011	43,600	43,599
PepsiCo Inc. 0.11% due 7/18/20113	40,000	39,994
Federal Home Loan Bank 0.06%–0.065% due 6/24–8/17/2011	39,700	39,696
Merck & Co. Inc. 0.09% due 6/15/20113	30,750	30,749
Hewlett-Packard Co. 0.09% due 6/2/20113	25,000	25,000
Freddie Mac 0.21% due 7/6/2011	11,400	11,400

Total short-term securities (cost: $1,033,899,000)		1,033,916

Total investment securities (cost: $8,933,282,000)		9,241,554
Other assets less liabilities		(458,508)

Net assets		$8,783,046

1Index-linked bond whose principal amount moves with a government price index.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,253,340,000, which represented 14.27% of the net assets of the fund.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,488,000, which represented .07% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
U.S. Treasury bonds & notes	$—	$3,301,629	$—	$3,301,629
Corporate bonds & notes	—	2,159,969	4,134	2,164,103
Mortgage-backed obligations	—	1,582,986	—	1,582,986
Federal agency bonds & notes	—	644,016	—	644,016
Bonds & notes of governments &
government agencies outside the U.S.	—	374,750	—	374,750
Asset-backed obligations	—	83,966	2,354	86,320
Municipals	—	51,139	—	51,139
Preferred securities	—	2,695	—	2,695
Short-term securities	—	1,033,916	—	1,033,916
Total	$—	$9,235,066	$6,488	$9,241,554

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended May 31, 2011 (dollars in thousands):

	Beginning				Ending
	value at	Transfers		Unrealized	value at
	9/1/2010	into Level 3*	Sales	appreciation	5/31/2011
Investment securities	$2,257	$6,804	$(2,727)	$154	$6,488

Net unrealized appreciation during the period on Level 3 investment securities held at May 31, 2011 (dollars in thousands):					$154

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$312,953
Gross unrealized depreciation on investment securities	(7,255)
Net unrealized appreciation on investment securities	305,698
Cost of investment securities for federal income tax purposes	8,935,856

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-923-0711O-S29483

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: July 29, 2011